Putnam Short Duration Bond Fund
The fund's portfolio
7/31/20 (Unaudited)

CORPORATE BONDS AND NOTES (46.9%)(a)
	Principal amount	Value
Banking (12.7%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.245%, 1/25/22 (United Kingdom)	$2,060,000	$2,079,858
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	5,000,000	5,184,019
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,603,460
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,137,879
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 2.328%, 10/1/21	440,000	441,356
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.947%, 6/25/22	1,375,000	1,378,585
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	15,165,000	16,996,105
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	480,000	489,946
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,762,591
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	2,250,000	2,323,478
Barclays Bank PLC sr. unsec. notes 1.70%, 5/12/22 (United Kingdom)	8,000,000	8,158,360
BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	825,000	840,468
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	706,003
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	1,000,000	947,800
Citibank NA sr. unsec. FRN 3.165%, 2/19/22	2,500,000	2,536,634
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	10,314,082
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	845,000	849,521
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.205%, 4/25/22	1,370,000	1,383,732
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	528,611
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,701,034
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	1,014,120
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,150,109
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	3,450,000	3,585,306
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)	7,040,000	7,189,851
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	6,585,000	6,838,535
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	3,000,000	3,083,501
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	5,000,000	5,308,108
HSBC USA, Inc. unsec. sub. notes 5.00%, 9/27/20	5,685,000	5,721,497
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.918%, 6/18/22	1,000,000	1,003,172
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	5,119,174
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	8,355,000	9,105,669
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	6,110,000	6,839,739
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,910,085
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	620,000	639,453
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,515,042
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	2,635,000	2,689,557
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	7,364,997
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,657,743
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	880,000	881,390
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	5,745,000	5,943,283
Truist Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,554,938
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	3,000,000	3,192,113
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	6,000,000	6,212,478
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	6,655,000	7,297,852
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	1,128,000	1,290,144
U.S. Bancorp sr. unsec. notes 1.45%, 5/12/25	9,420,000	9,773,071
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	4,247,180
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,379,480
U.S. Bank NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	1,290,000	1,316,155
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,835,000	4,936,414
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	9,230,000	10,115,261
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	3,000,000	3,049,621

		217,288,560
Basic materials (1.6%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	2,600,000	2,717,103
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	952,000
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	930,000	996,773
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,715,000	1,796,171
DuPont de Nemours, Inc. sr. unsec. unsub. notes 3.766%, 11/15/20	1,500,000	1,514,077
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	4,250,000	4,302,819
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	5,000,000	5,244,598
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,510,000	1,670,664
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	465,000	494,992
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	1,200,000	1,204,025
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,593,801
Nutrien, Ltd. sr. unsec. notes 3.15%, 10/1/22 (Canada)	1,500,000	1,568,970
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	765,000	789,659
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	422,000	436,616
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	595,375

		27,877,643
Capital goods (1.9%)
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	4,500,000	4,708,209
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	5,180,497
Northrop Grumman Corp. sr. unsec. unsub. notes 2.55%, 10/15/22	6,415,000	6,696,148
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.056%, 4/5/25	6,500,000	6,884,937
Raytheon Technologies Corp. 144A sr. unsec. unsub. notes 2.50%, 12/15/22	2,910,000	3,022,901
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	3,215,502
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,748,456

		33,456,650
Communication services (4.4%)
American Tower Corp. sr. unsec. notes 5.00%, 2/15/24(R)	3,615,000	4,149,337
American Tower Corp. sr. unsec. sub. notes 3.00%, 6/15/23	1,000,000	1,069,133
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	3,500,000	3,748,598
AT&T, Inc. sr. unsec. unsub. notes 3.80%, 3/1/24	6,639,000	7,347,256
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	4,400,000	4,894,318
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	6,105,752
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,569,533
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 1.901%, 2/1/24	1,615,000	1,642,282
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	11,942,000	13,293,627
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	3,500,000	3,799,196
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	7,456,292
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	783,920
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,457,642
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	506,250	512,578
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	575,000	589,375
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.50%, 4/15/25	8,000,000	8,822,000
Verizon Communications, Inc. sr. unsec. unsub. notes 3.50%, 11/1/24	5,240,000	5,840,717
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	495,000	518,513

		75,600,069
Consumer cyclicals (2.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 2.70%, 7/26/22 (Canada)	2,300,000	2,372,439
Amazon.com, Inc. sr. unsec. notes 2.80%, 8/22/24	4,650,000	5,066,464
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,434,138
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 0.934%, 8/13/21	89,000	88,908
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	700,000	706,119
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	2,000,000	2,106,526
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	2,040,000	2,262,583
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,500,000	3,811,115
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	590,000	599,588
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	968,850
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,985,495
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	4,707,000	5,209,694
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	762,178
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	1,370,000	1,483,025
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	1,150,000	1,277,450
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,664,469
Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,370,000	1,408,582
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.625%, 5/1/22	3,000,000	3,163,863
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,340,000	1,425,567
VF Corp. sr. unsec. notes 2.05%, 4/23/22	2,185,000	2,242,191
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	1,000,000	1,098,699
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	904,000	935,784
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 6/1/23	1,000,000	1,053,343

		44,127,070
Consumer finance (0.9%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,391,155
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,649,677
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.30%, 6/1/21	820,000	793,862
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.938%, 7/30/21	660,000	629,475
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,994,574

		15,458,743
Consumer staples (1.5%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/17/23	2,000,000	2,096,965
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/12/24	3,000,000	3,304,512
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	657,200
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	5,000,000	5,213,315
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.551%, 5/25/21	7,645,000	7,836,511
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	728,013
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	4,369,000	4,521,019
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	1,243,000	1,294,430

		25,651,965
Energy (1.2%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.561%, 11/1/21 (United Kingdom)	2,000,000	2,078,042
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	623,563
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	431,278
Energy Transfer Operating LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	4,229,824
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	176,249
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,535,444
Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22	3,000,000	3,207,382
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,278,602
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,353,501

		20,913,885
Financial (1.7%)
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	8,750,000	8,942,078
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,620,000	5,815,325
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	583,100
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,865,000	4,135,550
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	8,765,000	9,159,425

		28,635,478
Health care (4.6%)
AbbVie, Inc. 144A sr. unsec. notes 2.60%, 11/21/24	12,885,000	13,779,165
Becton Dickinson and Co. sr. unsec. notes 2.894%, 6/6/22	1,500,000	1,557,165
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	2,129,000	2,369,224
Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	890,000	918,511
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	8,800,000	9,579,477
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	795,000	866,177
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	2,940,000	3,163,033
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	5,200,000	5,507,533
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.022%, 8/28/23	1,300,000	1,433,250
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.662%, 8/27/21 (acquired various dates from 8/14/18 to 12/21/18, cost $1,650,533)(RES)	1,650,000	1,718,096
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	295,997
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,704,000	1,861,106
Mylan NV company guaranty sr. unsec. notes 3.15%, 6/15/21	4,000,000	4,082,086
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	9,975,000	10,511,264
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	680,000	693,457
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,955,000	5,115,876
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.35%, 7/15/22	3,500,000	3,708,188
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	2,146,697
Upjohn, Inc. 144A company guaranty unsec. notes 1.65%, 6/22/25	3,800,000	3,910,521
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,648,502
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,060,408
Zoetis, Inc. sr. unsec. unsub. notes 3.45%, 11/13/20	1,400,000	1,408,423

		78,334,156
Insurance (2.3%)
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,270,745
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. notes 5.00%, 6/1/21	1,590,000	1,647,599
Marsh & McLennan Cos., Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 1.20%), 1.506%, 12/29/21	45,000	45,024
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	2,000,000	2,224,037
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	1,000,000	1,012,691
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	1,032,534
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,091,628
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	6,000,000	6,044,063
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,250,259
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,152,615
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,147,896
New York Life Global Funding 144A notes 1.70%, 9/14/21	4,355,000	4,422,045
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	5,367,995
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	4,782,000	4,937,517

		39,646,648
Investment banking/Brokerage (2.9%)
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,462,653
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	2,052,642
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.17%), 1.562%, 11/15/21	2,425,000	2,431,096
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,847,000	5,384,736
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.625%, 2/20/24	14,535,000	15,910,236
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.00%, 4/26/22	2,265,000	2,306,298
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	455,000	459,011
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 1.452%, 1/20/22	2,200,000	2,208,937
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,263,840
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	7,195,000	8,039,913
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,555,066

		49,074,428
Real estate (0.2%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	3,335,000	3,926,556

		3,926,556
Technology (5.2%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,756,590
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	1,500,000	1,648,287
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	6,491,019
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	694,695
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	9,055,000	9,305,321
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,500,000	2,807,663
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,326,186
Broadcom, Inc. 144A company guaranty sr. unsec. notes 3.459%, 9/15/26	5,295,000	5,801,644
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.70%, 4/15/25	6,500,000	7,433,761
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,837,422
Cisco Systems, Inc. sr. unsec. unsub. notes 1.85%, 9/20/21	2,745,000	2,791,782
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,626,442
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 4.42%, 6/15/21	1,743,000	1,791,076
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	3,528,000	3,887,368
Fidelity National Information Services, Inc. comany guaranty sr. unsec. notes 3.875%, 6/5/24	6,209,000	6,875,382
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	500,000	518,662
Fiserv, Inc. sr. unsec. notes 2.75%, 7/1/24	3,885,000	4,196,950
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,785,451
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,055,000	1,137,153
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,339,419
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	7,030,719
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	8,430,000	9,071,835

		90,154,827
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,265,017

		5,265,017
Utilities and power (2.9%)
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,648,323
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	3,705,000	3,934,924
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,759,217
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	521,338
Emera US Finance LP company guaranty sr. unsec. notes 2.70%, 6/15/21	650,000	661,053
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,952,455
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	6,567,824
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	675,000	680,097
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	7,148,532
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,270,310
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 2.75%, 5/1/25	2,000,000	2,187,922
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 2.403%, 9/1/21	3,500,000	3,578,300
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	3,060,457
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	4,320,000	4,330,243
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.95%, 3/15/24	1,590,000	1,732,086
Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,965,000	1,996,422
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,000,000	2,104,009

		50,133,512

Total corporate bonds and notes (cost $770,091,691)		$805,545,207

MORTGAGE-BACKED SECURITIES (30.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.779%, 5/15/35	$12,294	$20,528
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	23,090	26,202
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	9,374	10,140
REMICs Ser. 3609, Class LK, 2.00%, 12/15/24	378	379
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.428%, 11/15/28(WAC)	46,863	647
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.287%, 10/25/43(WAC)	179,982	1,764
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	286,218	2,061
Federal National Mortgage Association
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.735%, 8/25/35	66,878	94,759
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.557%, 5/25/40	96,539	117,778
REMICs Ser. 05-68, Class PC, 5.50%, 7/25/35	841	844
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	8,273	8,966
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	44,258	45,058
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	37,823	38,539
REMICs Trust Ser. 98-W5, Class X, IO, 0.858%, 7/25/28(WAC)	93,315	2,687
REMICs Trust Ser. 98-W2, Class X, IO, 0.753%, 6/25/28(WAC)	314,365	10,217
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	12,370	13,608
Ser. 10-151, Class KO, PO, zero %, 6/16/37	78,582	74,064
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	27,473	104

		468,345
Commercial mortgage-backed securities (15.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.291%, 1/15/49(WAC)	20,330	28
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.807%, 11/15/54(WAC)	50,338,037	2,348,350
FRB Ser. 17-BNK8, Class XA, IO, 0.739%, 11/15/50(WAC)	31,185,478	1,386,163
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-T22, Class E, 5.78%, 4/12/38(WAC)	101,070	101,631
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	525,544	367,881
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.397%, 8/10/49(WAC)	9,381,338	567,079
FRB Ser. 17-CD6, Class XA, IO, 0.955%, 11/13/50(WAC)	20,344,057	942,558
FRB Ser. 16-CD2, Class XA, IO, 0.652%, 11/10/49(WAC)	86,236,519	2,455,160
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.693%, 5/10/58(WAC)	32,931,326	2,467,633
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	275,000	270,325
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.093%, 3/10/47(WAC)	1,191,000	1,248,126
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	362,000	387,656
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.536%, 12/10/44(WAC)	686,000	601,243
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	577,000	557,069
Ser. 12-CR2, Class B, 4.393%, 8/15/45	1,693,000	1,713,231
Ser. 14-CR16, Class A4, 4.051%, 4/10/47	2,150,000	2,361,264
Ser. 14-UBS6, Class AM, 4.048%, 12/10/47	3,301,000	3,574,920
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,492,017	1,505,002
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	965,000	1,003,170
FRB Ser. 13-LC13, Class XA, IO, 1.118%, 8/10/46(WAC)	4,650,036	131,022
FRB Ser. 14-LC15, Class XA, IO, 1.092%, 4/10/47(WAC)	19,207,259	614,863
FRB Ser. 14-CR20, Class XA, IO, 1.025%, 11/10/47(WAC)	58,827,672	2,071,911
FRB Ser. 14-CR17, Class XA, IO, 0.971%, 5/10/47(WAC)	4,717,504	144,474
FRB Ser. 15-CR26, Class XA, IO, 0.933%, 10/10/48(WAC)	43,820,584	1,767,240
FRB Ser. 15-LC21, Class XA, IO, 0.694%, 7/10/48(WAC)	71,237,976	1,968,583
FRB Ser. 14-CR14, Class XA, IO, 0.585%, 2/10/47(WAC)	24,346,650	434,001
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.855%, 7/10/46(WAC)	502,000	485,509
Ser. 12-CR5, Class AM, 3.223%, 12/10/45	2,654,684	2,741,041
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	497,986	281,860
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.173%, 5/15/38(WAC)	126,118	6,582
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.835%, 4/15/50(WAC)	20,780,092	644,949
FRB Ser. 18-CX12, Class XA, IO, 0.612%, 8/15/51(WAC)	94,566,221	3,773,712
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.767%, 12/15/49(WAC)	38,190,785	1,299,281
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.53%, 7/10/44(WAC)	2,289,000	2,058,843
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	6,163,000	5,558,946
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K109, Class XAM, IO, 1.916%, 4/25/30(WAC)	15,372,000	2,416,448
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	18,093,000	2,235,502
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 1/25/30(WAC)	53,596,542	6,610,705
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.482%, 3/25/27(WAC)	17,882,000	1,482,418
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.903%, 6/25/26(WAC)	33,545,000	1,209,331
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.65%, 9/25/29(WAC)	62,207,275	3,146,693
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	22,152,342	1,211,069
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.638%, 10/25/26(WAC)	67,540,778	2,353,593
Multifamily Structured Pass-Through Certificates FRB Ser. K048, Class X1, IO, 0.242%, 6/25/25(WAC)	252,522,239	2,707,215
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	404,643,769	1,555,046
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class B, 3.682%, 2/10/46	3,207,000	3,243,175
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.494%, 2/10/46(WAC)	12,339,840	410,645
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	748,000	598,400
FRB Ser. 14-GC22, Class C, 4.69%, 6/10/47(WAC)	565,000	537,669
Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	7,064,000	7,297,112
FRB Ser. 13-GC12, Class XA, IO, 1.413%, 6/10/46(WAC)	6,590,806	208,276
FRB Ser. 15-GC30, Class XA, IO, 0.75%, 5/10/50(WAC)	32,701,062	976,660
FRB Ser. 14-GC24, Class XA, IO, 0.734%, 9/10/47(WAC)	99,187,055	2,372,554
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.984%, 8/10/43(WAC)	1,956,000	880,200
FRB Ser. 11-GC3, Class C, 5.566%, 3/10/44(WAC)	1,112,000	1,098,885
FRB Ser. 11-GC3, Class D, 5.566%, 3/10/44(WAC)	2,547,000	2,487,748
FRB Ser. 11-GC5, Class B, 5.388%, 8/10/44(WAC)	3,315,000	3,246,849
FRB Ser. 11-GC5, Class C, 5.388%, 8/10/44(WAC)	1,358,000	1,223,993
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	1,174,000	1,198,418
FRB Ser. 10-C2, Class D, 5.179%, 12/10/43(WAC)	2,815,000	2,776,943
Ser. 10-C1, Class B, 5.148%, 8/10/43	2,490,000	2,390,400
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	4,377,000	4,537,709
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.702%, 8/15/46(WAC)	709,000	627,862
FRB Ser. 14-C19, Class C, 4.677%, 4/15/47(WAC)	6,420,000	6,079,373
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	252,591
FRB Ser. 13-C12, Class C, 4.10%, 7/15/45(WAC)	4,316,000	4,162,645
FRB Ser. 15-C31, Class XA, IO, 0.873%, 8/15/48(WAC)	17,712,373	581,526
FRB Ser. 14-C22, Class XA, IO, 0.833%, 9/15/47(WAC)	7,627,641	213,511
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.199%, 11/15/45(WAC)	5,000,000	4,400,195
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,113,444	2,159,484
Ser. 13-C16, Class AS, 4.517%, 12/15/46	1,945,000	2,100,195
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	509,500
FRB Ser. 16-JP2, Class XA, IO, 1.799%, 8/15/49(WAC)	20,008,008	1,733,734
FRB Ser. 13-C10, Class XA, IO, 0.97%, 12/15/47(WAC)	8,101,246	163,653
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.649%, 11/15/43(WAC)	4,619,000	4,426,180
FRB Ser. 10-C2, Class D, 5.649%, 11/15/43(WAC)	1,792,000	1,637,398
FRB Ser. 11-C5, Class D, 5.425%, 8/15/46(WAC)	2,447,000	2,003,346
FRB Ser. 11-C4, Class C, 5.343%, 7/15/46(WAC)	3,025,000	2,979,409
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	898,000	440,022
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	2,619,000	2,563,420
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	173,000	158,031
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	162,205	93,499
FRB Ser. 07-C2, Class XW, IO, 0.167%, 2/15/40(WAC)	21,017	2
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.212%, 4/20/48(WAC)	5,660,636	5,567,122
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.55%, 12/12/49(WAC)	828,490	3,760
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C16, Class AS, 4.094%, 6/15/47	5,103,000	5,534,186
Ser. 14-C15, Class A4, 4.051%, 4/15/47	4,287,000	4,686,833
FRB Ser. 13-C9, Class C, 4.033%, 5/15/46(WAC)	1,400,000	1,378,194
Ser. 12-C6, Class B, 3.93%, 11/15/45	2,636,000	2,598,434
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	2,219,000	2,272,138
Ser. 12-C6, Class AS, 3.476%, 11/15/45	2,007,000	2,056,593
FRB Ser. 13-C7, Class XA, IO, 1.335%, 2/15/46(WAC)	25,477,730	649,249
FRB Ser. 14-C17, Class XA, IO, 1.107%, 8/15/47(WAC)	6,223,519	196,358
FRB Ser. 15-C26, Class XA, IO, 1.024%, 10/15/48(WAC)	36,742,354	1,503,563
FRB Ser. 17-C34, Class XA, IO, 0.809%, 11/15/52(WAC)	77,502,999	3,420,060
FRB Ser. 16-C32, Class XA, IO, 0.715%, 12/15/49(WAC)	101,329,250	3,479,180
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.907%, 4/15/47(WAC)	3,802,000	3,057,420
FRB Ser. 12-C5, Class E, 4.676%, 8/15/45(WAC)	6,424,000	5,610,504
FRB Ser. 13-C9, Class D, 4.121%, 5/15/46(WAC)	1,837,000	1,469,600
FRB Ser. 13-C7, Class XB, IO, 0.334%, 2/15/46(WAC)	24,165,000	183,654
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.862%, 12/15/51(WAC)	63,686,181	3,594,302
FRB Ser. 16-UB12, Class XA, IO, 0.76%, 12/15/49(WAC)	30,823,859	1,019,814
FRB Ser. 18-L1, Class XA, IO, 0.525%, 10/15/51(WAC)	79,776,171	2,807,563
Morgan Stanley Capital I Trust 144A
FRB Ser. 05-IQ10, Class E, 5.722%, 9/15/42(WAC)	519,692	522,545
Ser. 12-C4, Class C, 5.419%, 3/15/45(WAC)	245,060	220,814
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	1,759,000	1,763,880
Ser. 12-C4, Class B, 5.213%, 3/15/45(WAC)	1,450,000	1,435,200
FRB Ser. 12-C4, Class XA, IO, 2.065%, 3/15/45(WAC)	1,523,713	34,780
UBS Commercial Mortgage Trust
Ser. 12-C1, Class AS, 4.171%, 5/10/45	1,500,000	1,569,840
FRB Ser. 17-C7, Class XA, IO, 1.049%, 12/15/50(WAC)	12,847,489	733,495
FRB Ser. 18-C11, Class XA, IO, 0.796%, 6/15/51(WAC)	20,486,318	1,036,781
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.03%, 8/10/49(WAC)	2,881,000	2,726,498
FRB Ser. 12-C2, Class D, 4.889%, 5/10/63(WAC)	279,000	138,312
Ser. 12-C3, Class AS, 3.814%, 8/10/49	3,715,000	3,869,630
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,174,000	1,087,803
FRB Ser. 12-C2, Class XA, IO, 1.297%, 5/10/63(WAC)	13,972,203	285,815
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	537,000	560,821
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.266%, 11/15/48(WAC)	892,631	27
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.276%, 7/15/46(WAC)	898,000	764,404
FRB Ser. 16-BNK1, Class XA, IO, 1.751%, 8/15/49(WAC)	6,552,599	537,313
FRB Ser. 19-C50, Class XA, IO, 1.422%, 5/15/52(WAC)	35,596,487	3,506,553
FRB Ser. 17-C41, Class XA, IO, 1.215%, 11/15/50(WAC)	21,535,553	1,417,788
FRB Ser. 16-C37, Class XA, IO, 0.969%, 12/15/49(WAC)	7,906,590	267,954
FRB Ser. 18-C48, Class XA, IO, 0.95%, 1/15/52(WAC)	22,851,104	1,479,165
FRB Ser. 15-C27, Class XA, IO, 0.888%, 2/15/48(WAC)	6,982,768	222,240
FRB Ser. 18-C44, Class XA, IO, 0.751%, 5/15/51(WAC)	78,309,351	3,500,581
FRB Ser. 15-LC20, Class XB, IO, 0.484%, 4/15/50(WAC)	10,567,000	227,719
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 10-C1, Class C, 5.616%, 11/15/43(WAC)	2,466,000	2,482,096
FRB Ser. 13-LC12, Class D, 4.276%, 7/15/46(WAC)	964,000	385,600
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	2,853,000	2,995,707
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,344,643
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,060,497
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	524,746
FRB Ser. 12-C10, Class C, 4.363%, 12/15/45(WAC)	267,000	134,347
Ser. 12-C8, Class B, 4.311%, 8/15/45	3,015,000	3,189,388
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	360,000	380,513
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	4,443,000	4,559,044
Ser. 12-C9, Class B, 3.84%, 11/15/45	3,148,000	3,143,939
Ser. 12-C6, Class AS, 3.835%, 4/15/45	1,545,000	1,583,378
Ser. 12-C8, Class AS, 3.66%, 8/15/45	2,075,000	2,146,373
Ser. 13-C12, Class AS, 3.56%, 3/15/48	3,095,000	3,215,241
Ser. 13-C11, Class AS, 3.311%, 3/15/45	1,511,000	1,565,473
FRB Ser. 14-C22, Class XA, IO, 0.807%, 9/15/57(WAC)	28,238,630	757,134
FRB Ser. 14-C23, Class XA, IO, 0.566%, 10/15/57(WAC)	78,797,890	1,610,097
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.662%, 2/15/44(WAC)	4,052,000	3,982,828
FRB Ser. 11-C5, Class C, 5.656%, 11/15/44(WAC)	3,486,000	3,495,468
Ser. 11-C4, Class D, 5.221%, 6/15/44(WAC)	2,130,000	2,162,312
Ser. 11-C4, Class E, 5.221%, 6/15/44(WAC)	40,000	19,760
FRB Ser. 12-C8, Class D, 4.884%, 8/15/45(WAC)	2,373,000	2,135,700

		267,413,307
Residential mortgage-backed securities (non-agency) (14.5%)
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	1,032,640	1,080,348
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	51,003	50,768
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-1, Class A1, 2.81%, 1/25/47(WAC)	136,133	136,133
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	1,959,723	1,973,146
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	529,215	536,284
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.772%, 9/25/45	171,911	157,896
Bellemeade Re, Ltd. 144A
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.772%, 8/25/28 (Bermuda)	1,600,000	1,540,607
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.522%, 8/25/28 (Bermuda)	116,415	115,343
BRAVO Residential Funding Trust 144A Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	324,580	330,427
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.203%, 5/25/35(WAC)	198,084	199,943
COLT Funding, LLC 144A Ser. 19-4, Class A3, 2.988%, 11/25/49(WAC)	2,736,487	2,755,832
COLT Mortgage Loan Trust 144A
Ser. 19-1, Class A3, 4.088%, 3/25/49(WAC)	434,330	454,396
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	172,293	174,878
Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	2,286,702	2,309,569
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.792%, 4/25/35	135,915	115,932
CSMC Trust 144A Ser. 18-RPL7, Class A1, 4.00%, 8/26/58	666,141	675,973
Deephaven Residential Mortgage Trust 144A
Ser. 18-2A, Class A1, 3.479%, 4/25/58(WAC)	634,019	636,872
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	589,885	589,885
Ser. 20-2, Class A1, 1.692%, 5/25/65	5,480,000	5,507,400
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 1.972%, 4/25/29 (Bermuda)	1,203,130	1,212,520
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.872%, 11/25/28 (Bermuda)	247,773	239,468
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.172%, 11/25/28	600,000	569,710
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 6/25/65(WAC)	7,752,068	7,774,492
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.722%, 7/25/28	7,927,969	8,269,892
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.172%, 12/25/28	405,383	418,300
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.972%, 5/25/28	225,031	230,611
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.922%, 10/25/24	118,130	120,896
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.872%, 4/25/28	6,000,000	6,200,803
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.822%, 10/25/28	11,018,999	11,412,183
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.322%, 1/25/25	2,595,821	2,624,572
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.272%, 8/25/24	1,526,876	1,534,510
Structured Agancy Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 4.072%, 4/25/29	940,000	956,647
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.072%, 12/25/27	5,523,560	5,584,623
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.022%, 3/25/29	870,000	884,466
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.972%, 3/25/29	3,136,523	3,189,259
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.922%, 9/25/24	633,000	635,101
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.622%, 10/25/29	483,000	485,468
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.422%, 7/25/29	1,953,956	1,956,779
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 3.022%, 4/25/28	50,830	50,856
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 0.00%), 2.672%, 3/25/30	2,457,000	2,356,592
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.522%, 4/25/30	2,144,373	2,073,918
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 2.372%, 9/25/24	917,872	919,019
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 2.372%, 2/25/24	471,200	466,666
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.122%, 5/25/25	324,926	325,281
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.822%, 1/25/49	3,511,309	3,414,072
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.622%, 3/25/49	1,081,271	1,048,833
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.572%, 2/25/47	5,800,000	5,359,006
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.522%, 2/25/49	327,936	317,525
Structured Agency Credit Risk Trust REMICs FRB Ser. 19-HQA4, Class M2, (1 Month US LIBOR + 2.05%), 2.222%, 11/25/49	862,740	843,515
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.422%, 2/25/47	1,065,465	1,041,606
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.122%, 8/25/28	2,459,018	2,571,390
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.922%, 8/25/28	8,482,894	8,822,210
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.172%, 9/25/28	6,167,238	6,381,620
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.072%, 10/25/28	212,467	220,546
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.872%, 4/25/28	5,624,422	5,862,632
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.722%, 4/25/28	3,354,258	3,476,116
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.472%, 10/25/28	2,114,893	2,213,680
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.422%, 10/25/23	2,630,863	2,188,085
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.172%, 7/25/25	7,199	7,322
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.172%, 11/25/24	3,289,803	3,324,236
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.072%, 11/25/24	1,973,592	1,988,941
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.722%, 2/25/25	264,879	268,798
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.572%, 1/25/24	3,374,922	2,674,277
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.522%, 5/25/29	2,415,286	2,465,781
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 4/25/29	7,078,409	7,219,926
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 1/25/29	2,186,580	2,224,331
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.172%, 5/25/25	326,271	334,070
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.722%, 7/25/29	13,202,991	13,274,115
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.072%, 7/25/24	2,468,474	2,172,931
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.772%, 5/25/24	2,124,785	1,575,712
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.772%, 5/25/24	3,431,856	3,020,754
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.522%, 9/25/29	7,578,830	7,708,398
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.422%, 7/25/29	6,000,000	5,913,606
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.172%, 5/25/30	4,910,716	4,918,765
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.622%, 7/25/31	710,765	698,327
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.322%, 11/25/39	752,733	676,519
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (1 Month US LIBOR + 2.10%), 2.272%, 10/25/39	2,140,000	2,090,513
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 0.332%, 11/25/36	1,514,091	1,506,521
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	2,727,466	2,797,099
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	518,784	530,955
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	264,594	261,979
FRB Ser. 20-H1, Class A3, 2.674%, 1/25/60(WAC)	1,990,160	1,980,780
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65(WAC)(FWC)	5,241,000	5,241,493
GCAT, LLC 144A Ser. 19-NQM1, Class A2, 3.241%, 2/25/59	2,100,561	2,123,405
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.352%, 5/25/36	538,317	194,285
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.772%, 10/25/28 (Bermuda)	580,625	571,209
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	931,924	953,080
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	1,928,798	1,929,904
Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	2,195,054	2,196,474
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	4,822,442	4,812,797
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	4,857,945	4,785,076
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.784%, 2/25/35(WAC)	75,304	78,220
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.009%, 8/26/47(WAC)	1,265,000	1,216,033
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,666,332	1,678,829
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	1,472,204	1,492,962
FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.072%, 1/25/48	496,047	484,110
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 3.504%, 11/25/47	248,232	246,717
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.722%, 7/25/28 (Bermuda)	164,210	161,048
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.172%, 4/25/27 (Bermuda)	145,779	145,615
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	989,937	1,017,808
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	1,731,399	1,745,178
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.222%, 10/25/34	200,000	188,376
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.372%, 2/25/29 (Bermuda)	1,570,000	1,460,440
FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 1.922%, 6/25/29 (Bermuda)	2,000,000	1,975,910
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	1,174,199	1,178,916
Starwood Mortgage Residential Trust 144A
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	2,115,586	2,121,793
Ser. 19-1, Class A3, 3.175%, 6/25/49(WAC)	1,775,872	1,741,354
Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,643,435	2,659,786
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	7,142,336	7,148,048
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.022%, 5/25/47	515,171	384,813
Verus Securitization Trust 144A
Ser. 19-1, Class A3, 3.985%, 2/25/59(WAC)	1,406,090	1,398,016
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	908,502	919,350
Ser. 19-INV1, Class A2, 3.504%, 12/25/59(WAC)	1,711,203	1,737,699
Ser. 19-2, Class A1, 3.211%, 5/25/59(WAC)	251,100	256,124
Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	2,370,139	2,361,037

		249,835,661

Total mortgage-backed securities (cost $540,737,819)		$517,717,313

ASSET-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 0.00%), 3.15%, 7/25/24	$3,734,000	$3,734,000
Cascade Funding Mortgage Trust 144A
FRB Ser. 19-HB1, Class HB1, 4.489%, 12/25/29(WAC)	2,470,000	1,958,710
FRB Ser. 19-HB1, Class HB1, 3.257%, 12/25/29(WAC)	2,600,000	2,590,380
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.022%, 11/25/51	934,667	933,498
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.972%, 6/25/52	1,338,000	1,324,620
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, zero %, 4/23/23	2,462,000	2,462,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.938%, 5/30/22	4,000,000	4,000,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.19%, 10/22/20	2,948,071	2,976,372
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M3, 3.131%, 11/25/29(WAC)	4,500,000	4,485,452
RMF Buyout Issuance Trust 144A
Ser. 19-1, Class M3, 3.011%, 7/25/29(WAC)	2,100,000	2,209,790
Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	1,656,000	1,663,452
Ser. 20-2, Class A, 1.706%, 6/25/30(WAC)	3,881,702	3,899,169
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 1.929%, 9/7/21	4,248,000	4,248,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.334%, 6/25/51	3,095,000	3,095,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.002%, 3/26/21	3,574,000	3,574,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.929%, 10/24/20	3,376,000	3,376,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.879%, 9/24/20	3,748,000	3,748,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.336%, 3/25/22	2,500,000	2,500,000
Ser. 20-1, Class A1, 3.25%, 3/25/23	5,990,000	6,054,081
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.772%, 1/25/46	385,592	379,905

Total asset-backed securities (cost $59,538,332)		$59,212,429

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.75%, 9/15/21(i)	$129,000	$134,111

Total U.S. treasury obligations (cost $134,111)		$134,111

SHORT-TERM INVESTMENTS (17.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	299,646,434	$299,646,434
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	230,000	230,000
U.S. Treasury Bills 0.147%, 10/8/20(SEGCCS)		$300,000	299,945
U.S. Treasury Bills 0.146%, 9/8/20(SEGSF)(SEGCCS)		1,318,000	1,317,872
U.S. Treasury Bills 0.110%, 8/11/20(SEGSF)(SEGCCS)		137,000	136,997
U.S. Treasury Bills 0.105%, 8/25/20(SEGCCS)		38,000	37,998
U.S. Treasury Bills 0.025%, 9/10/20(SEGCCS)		1,709,000	1,708,833
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)(SEGCCS)		188,000	187,984
U.S. Treasury Bills 0.011%, 8/6/20		6,000	6,000
U.S. Treasury Bills zero%, 8/20/20(SEGCCS)		7,000	7,000
U.S. Treasury Bills zero%, 8/13/20(SEGSF)(SEGCCS)		715,000	714,982

Total short-term investments (cost $304,294,095)			$304,294,045
TOTAL INVESTMENTS

Total investments (cost $1,674,796,048)			$1,686,903,105

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$275,246,000	$1,188,512	(E)	$(114,355)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(1,303,451)
		679,573,000	405,026	(E)	236,047	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.20% — Semiannually	641,562

	Total				$121,692				$(661,889)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$2,939	$43,000	$13,992	5/11/63	300 bp — Monthly	$(11,028)
	CMBX NA BBB-.6 Index	BB+/P	5,604	93,000	30,262	5/11/63	300 bp — Monthly	(24,603)
	CMBX NA BBB-.6 Index	BB+/P	11,483	186,000	60,524	5/11/63	300 bp — Monthly	(48,933)
	CMBX NA BBB-.6 Index	BB+/P	10,944	192,000	62,477	5/11/63	300 bp — Monthly	(51,421)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	16,784	117,000	58,044	5/11/63	500 bp — Monthly	(41,146)
	CMBX NA BB.7 Index	BB-/P	1,123	22,000	9,376	1/17/47	500 bp — Monthly	(8,232)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(795)	720,000	85,464	5/11/63	200 bp — Monthly	(85,982)
	CMBX NA BBB-.6 Index	BB+/P	282	3,000	976	5/11/63	300 bp — Monthly	(693)
	CMBX NA BBB-.7 Index	BBB-/P	42,427	574,000	125,476	1/17/47	300 bp — Monthly	(82,714)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	588	19,000	2,255	5/11/63	200 bp — Monthly	(1,660)
	CMBX NA A.6 Index	A/P	1,889	62,000	7,359	5/11/63	200 bp — Monthly	(5,446)
	CMBX NA A.6 Index	A/P	5,714	87,000	10,327	5/11/63	200 bp — Monthly	(4,579)
	CMBX NA A.6 Index	A/P	6,818	138,000	16,381	5/11/63	200 bp — Monthly	(9,509)
	CMBX NA A.6 Index	A/P	4,549	145,000	17,212	5/11/63	200 bp — Monthly	(12,606)
	CMBX NA A.7 Index	A/P	1,714	34,000	3,186	1/17/47	200 bp — Monthly	(1,458)
	CMBX NA BBB-.6 Index	BB+/P	216	2,000	651	5/11/63	300 bp — Monthly	(433)
	CMBX NA BBB-.6 Index	BB+/P	4,019	37,000	12,040	5/11/63	300 bp — Monthly	(7,999)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	26,005	200,000	23,740	5/11/63	200 bp — Monthly	2,342
	CMBX NA BB.6 Index	B+/P	22,651	44,000	21,828	5/11/63	500 bp — Monthly	866
	CMBX NA BB.7 Index	BB-/P	627,248	1,281,000	545,962	1/17/47	500 bp — Monthly	82,532
	CMBX NA BBB-.6 Index	BB+/P	639	2,000	651	5/11/63	300 bp — Monthly	(10)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	89	1,000	325	5/11/63	300 bp — Monthly	(236)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(223)	29,000	3,442	5/11/63	200 bp — Monthly	(3,654)
	CMBX NA A.7 Index	A/P	(6)	6,000	562	1/17/47	200 bp — Monthly	(566)
	CMBX NA BB.6 Index	B+/P	9,332	38,000	18,852	5/11/63	500 bp — Monthly	(9,483)
	CMBX NA BB.6 Index	B+/P	18,481	75,000	37,208	5/11/63	500 bp — Monthly	(18,654)
	CMBX NA BBB-.6 Index	BB+/P	729	11,000	3,579	5/11/63	300 bp — Monthly	(2,844)

Upfront premium received			822,267		Unrealized appreciation			85,740

Upfront premium (paid)			(1,024)		Unrealized (depreciation)			(433,889)

	Total		$821,243				Total	$(348,149)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$3,748	1/17/47	(200 bp) — Monthly	$3,436
	CMBX NA BB.9 Index	(11,148)	108,000	44,874	9/17/58	(500 bp) — Monthly	33,621
	CMBX NA BBB-.6 Index	(9,679)	152,000	49,461	5/11/63	(300 bp) — Monthly	39,693
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	282,000	120,188	1/17/47	(500 bp) — Monthly	67,895
	CMBX NA BB.7 Index	(3,989)	226,000	112,119	5/11/63	(500 bp) — Monthly	107,911
	CMBX NA BB.7 Index	(42,273)	257,000	109,533	1/17/47	(500 bp) — Monthly	67,010
	CMBX NA BB.9 Index	(301)	3,000	1,247	9/17/58	(500 bp) — Monthly	943
	CMBX NA BBB-.6 Index	(49,505)	418,000	136,017	5/11/63	(300 bp) — Monthly	86,268
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	48,000	23,813	5/11/63	(500 bp) — Monthly	18,856
	CMBX NA BB.7 Index	(4,086)	27,000	11,507	1/17/47	(500 bp) — Monthly	7,395
	CMBX NA BB.7 Index	(15,401)	94,000	40,063	1/17/47	(500 bp) — Monthly	24,570
	CMBX NA BB.7 Index	(5,685)	28,000	11,934	1/17/47	(500 bp) — Monthly	6,221
	CMBX NA BBB-.7 Index	(8,458)	104,000	22,734	1/17/47	(300 bp) — Monthly	14,216
	CMBX NA BBB-.7 Index	(135)	2,000	437	1/17/47	(300 bp) — Monthly	301
	CMBX NA BBB-.7 Index	(68)	1,000	219	1/17/47	(300 bp) — Monthly	150
	CMBX NA BBB-.7 Index	(69)	1,000	219	1/17/47	(300 bp) — Monthly	149
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	89,845	1/17/47	(300 bp) — Monthly	(6,883)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	143,629	1/17/47	(500 bp) — Monthly	84,839
	CMBX NA BBB-.7 Index	(82)	1,000	219	1/17/47	(300 bp) — Monthly	136
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	51,996	1/17/47	(500 bp) — Monthly	27,256
	CMBX NA BB.7 Index	(15,619)	81,000	34,522	1/17/47	(500 bp) — Monthly	18,824
	CMBX NA BB.7 Index	(15,083)	75,000	31,965	1/17/47	(500 bp) — Monthly	16,809

	Upfront premium received	—			Unrealized appreciation		626,499

	Upfront premium (paid)	(418,380)			Unrealized (depreciation)		(6,883)

	Total	$(418,380)				Total	$619,616
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,717,310,242.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,718,096, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$165,612,052	$652,710,096	$518,675,714	$1,779,951	$299,646,434

	Total Short-term investments	$165,612,052	$652,710,096	$518,675,714	$1,779,951	$299,646,434
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $647,964.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,754,650.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $7,524,521 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $668,163 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $647,964 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$59,212,429	$—
Corporate bonds and notes	—	805,545,207	—
Mortgage-backed securities	—	517,717,313	—
U.S. treasury obligations	—	134,111	—
Short-term investments	299,876,434	4,417,611	—

Totals by level	$299,876,434	$1,387,026,671	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(783,581)	$—
Credit default contracts	—	(131,396)	—

Totals by level	$—	$(914,977)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$753,500,000
OTC credit default contracts (notional)	$8,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com